Credit Risk - Summary of Other Segments Exposures by Geographical Distribution (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	£ 97,764	£ 86,441
Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	24,683	24,229
Corporate & Commercial Banking | SME and Mid Corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	14,446	13,254
Corporate & Commercial Banking | Commercial Real Estate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	5,152	6,057
Corporate & Commercial Banking | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	5,085	4,918
Corporate & Investment Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	12,389	14,580
Corporate & Investment Banking | Large Corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	10,910	12,646
Corporate & Investment Banking | Financial Institutions
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,479	1,934
Corporate Centre
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	60,692	47,632
Corporate Centre | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,817	4,060
Corporate Centre | Sovereign And Supranational
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	53,250	39,614
Corporate Centre | Financial Institutions
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	712	857
Corporate Centre | Structured Products
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,482	2,572
Corporate Centre | Legacy Portfolios in Run-Of
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	156	240
Corporate Centre | Crown dependency branch
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	275	289
UK | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	24,635	24,144
UK | Corporate & Commercial Banking | SME and Mid Corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	14,399	13,169
UK | Corporate & Commercial Banking | Commercial Real Estate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	5,151	6,057
UK | Corporate & Commercial Banking | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	5,085	4,918
UK | Corporate & Investment Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	10,493	11,276
UK | Corporate & Investment Banking | Large Corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	9,838	10,665
UK | Corporate & Investment Banking | Financial Institutions
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	655	611
UK | Corporate Centre
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	52,773	39,431
UK | Corporate Centre | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,817	4,060
UK | Corporate Centre | Sovereign And Supranational
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	46,912	33,202
UK | Corporate Centre | Financial Institutions
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	301	329
UK | Corporate Centre | Structured Products
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,683	1,710
UK | Corporate Centre | Legacy Portfolios in Run-Of
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	60	130
UK | Corporate Centre | Crown dependency branch
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Europe | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	47	84
Europe | Corporate & Commercial Banking | SME and Mid Corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	47	84
Europe | Corporate & Commercial Banking | Commercial Real Estate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Europe | Corporate & Commercial Banking | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Europe | Corporate & Investment Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,491	2,771
Europe | Corporate & Investment Banking | Large Corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,052	1,922
Europe | Corporate & Investment Banking | Financial Institutions
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	439	849
Europe | Corporate Centre
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,680	2,695
Europe | Corporate Centre | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Europe | Corporate Centre | Sovereign And Supranational
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,516	1,549
Europe | Corporate Centre | Financial Institutions
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	365	335
Europe | Corporate Centre | Structured Products
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	799	811
Europe | Corporate Centre | Legacy Portfolios in Run-Of
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Europe | Corporate Centre | Crown dependency branch
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
US | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
US | Corporate & Commercial Banking | SME and Mid Corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
US | Corporate & Commercial Banking | Commercial Real Estate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
US | Corporate & Commercial Banking | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
US | Corporate & Investment Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	131	171
US | Corporate & Investment Banking | Large Corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	2
US | Corporate & Investment Banking | Financial Institutions
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	131	169
US | Corporate Centre
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	855	1,012
US | Corporate Centre | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
US | Corporate Centre | Sovereign And Supranational
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	849	855
US | Corporate Centre | Financial Institutions
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	6	157
US | Corporate Centre | Structured Products
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
US | Corporate Centre | Legacy Portfolios in Run-Of
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
US | Corporate Centre | Crown dependency branch
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Rest Of World | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1	1
Rest Of World | Corporate & Commercial Banking | SME and Mid Corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	1
Rest Of World | Corporate & Commercial Banking | Commercial Real Estate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1	0
Rest Of World | Corporate & Commercial Banking | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Rest Of World | Corporate & Investment Banking
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	274	362
Rest Of World | Corporate & Investment Banking | Large Corporate
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	20	57
Rest Of World | Corporate & Investment Banking | Financial Institutions
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	254	305
Rest Of World | Corporate Centre
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,384	4,494
Rest Of World | Corporate Centre | Social Housing
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	0
Rest Of World | Corporate Centre | Sovereign And Supranational
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	3,973	4,008
Rest Of World | Corporate Centre | Financial Institutions
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	40	36
Rest Of World | Corporate Centre | Structured Products
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	0	51
Rest Of World | Corporate Centre | Legacy Portfolios in Run-Of
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	96	110
Rest Of World | Corporate Centre | Crown dependency branch
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	£ 275	£ 289